7 Finance income and expense	12 Months Ended
Dec. 31, 2020
Finance Income And Expense
Finance income and expense
7	Finance income and expense

	2020 £’000	2019 £’000	2018 £’000
Finance income
Interest received on bank deposits	1	8	2
Gain on equity settled derivative financial liability	–	484	–
Total finance income	1	492	2

	2020 £’000	2019 £’000	2018 £’000
Finance expense
Bank loans	–	–	582
Interest expense on lease liabilities	20	30	5
Other loans	14	67	–
Loss on equity settled derivative financial liability	397	–	–
Total finance expense	431	97	587

The gain/(loss) on the equity settled derivative financial liability in 2020 and 2019 arose as a result of the movement in share price (note 21).